Reverse Recapitalization	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
On February 8, 2023, Legacy LanzaTech and AMCI consummated the merger contemplated by the Merger Agreement (see Note 1 - Description of the Business).
Immediately following the Business Combination, there were 196,222,737 shares of common stock outstanding with a par value of $0.0001. Additionally, there were outstanding warrants to purchase 12,574,200 shares of common stock.
The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method, while AMCI was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of pre-combination Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination Legacy LanzaTech. Reported shares and earnings per share available to holders of the Company’s common stock and preferred shares, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination (approximately one pre-combination Legacy LanzaTech share to 4.3747 of the Company’s shares).
Upon closing of the Business Combination, the shareholders of AMCI, including AMCI founders, were issued 10,398,374 shares of common stock of the Company. In connection with the closing, holders of 8,351,626 shares of common stock of AMCI were redeemed at a price per share of approximately $10.16. In connection with the Closing, 18,500,000 shares of common stock of the Company were issued to PIPE investors. 15,500,000 of those shares were issued at a price per share of $10.00. The remaining 3,000,000 shares were issued upon conversion of the AM SAFE liability. The Company incurred $7,223 in transaction costs relating to the Business Combination and recorded those costs against additional paid-in capital in the condensed consolidated balance sheet.
The number of shares of Class A common stock issued and outstanding immediately following the consummation of the Business Combination and PIPE financing were:

	Shares	Percentage
Legacy LanzaTech shares	167,324,363	85.3%
Public stockholders	10,398,374	5.3%
PIPE shares	18,500,000	9.4%
Total	196,222,737	100%
The following table reconciles the elements of the Business Combination and PIPE financing to the condensed consolidated statement of cash flows for the three months ended March 31, 2023:

Recapitalization
Cash - AMCI trust account[1]	$64,090
Cash - PIPE financing	155,000
Less: Transaction costs allocated to equity and paid in the three months ended March 31, 2023	(5,709)
Effect of the Business Combination and PIPE financing	$213,381
__________________
(1)The cash from the AMCI trust account is net of redemptions and the payment of pre-combination AMCI expenses.
The following table reconciles the elements of the Business Combination and PIPE financing to the change in additional paid-in capital on the condensed consolidated statement of changes in redeemable convertible preferred stock and shareholders’ equity / deficit for the three months ended March 31, 2023:

Recapitalization
Cash - AMCI trust account	$64,090
Public Warrants and Private Placement Warrants recorded on the Closing Date	(4,624)
Cash - PIPE financing	155,000
Conversion of the AM SAFE	29,730
Transaction costs allocated to equity	(7,223)
$236,973
Less: par value of shares held by PIPE investors and public stockholders	(3)
Total additional paid-in capital from recapitalization	$236,970
Reverse Recapitalization
On February 8, 2023, Legacy LanzaTech and AMCI consummated the merger contemplated by the Merger Agreement (see Note 1 - Description of the Business).
Immediately following the Business Combination, there were 196,222,737 shares of common stock outstanding with a par value of $0.0001. Additionally, there were outstanding warrants to purchase 12,574,200 shares of common stock.
The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method, while AMCI was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of pre-combination Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination Legacy LanzaTech. Reported shares and earnings per share available to holders of the Company’s common stock and preferred shares, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination (approximately one pre-combination Legacy LanzaTech share to 4.3747 of the Company’s shares).
Upon closing of the Business Combination, the shareholders of AMCI, including AMCI founders, were issued 10,398,374 shares of common stock of the Company. In connection with the closing, holders of 8,351,626 shares of common stock of AMCI were redeemed at a price per share of approximately $10.16. In connection with the Closing, 18,500,000 shares of common stock of the Company were issued to PIPE investors. 15,500,000 of those shares were issued at a price per share of $10.00. The remaining 3,000,000 shares were issued upon conversion of the AM SAFE liability. The Company incurred $7,223 in transaction costs relating to the Business Combination and recorded those costs against additional paid-in capital in the condensed consolidated balance sheet.
The number of shares of Class A common stock issued and outstanding immediately following the consummation of the Business Combination and PIPE financing were:

	Shares	Percentage
Legacy LanzaTech shares	167,324,363	85.3%
Public stockholders	10,398,374	5.3%
PIPE shares	18,500,000	9.4%
Total	196,222,737	100%
The following table reconciles the elements of the Business Combination and PIPE financing to the condensed consolidated statement of cash flows:

Recapitalization
Cash - AMCI trust account[1]	$64,090
Cash - PIPE financing	155,000
Less: Transaction costs allocated to equity	(5,709)
Effect of the Business Combination and PIPE financing	$213,381
__________________
(1)The cash from the AMCI trust account is net of redemptions and the payment of pre-combination AMCI expenses.
The following table reconciles the elements of the Business Combination and PIPE financing to the change in additional paid-in capital on the condensed consolidated statement of changes in redeemable convertible preferred stock and shareholders’ equity / deficit:

Recapitalization
Cash - AMCI trust account	$64,090
Public Warrants and Private Placement Warrants recorded on the Closing Date	(4,624)
Cash - PIPE financing	155,000
Conversion of the AM SAFE	29,730
Transaction costs allocated to equity	(7,223)
$236,973
Less: par value of shares held by PIPE investors and public stockholders	(3)
Total additional paid-in capital from recapitalization	$236,970
Reverse Recapitalization
On February 8, 2023, Legacy LanzaTech and AMCI consummated the merger contemplated by the Merger Agreement (see Note 1 - Description of the Business).
Immediately following the Business Combination, there were 196,222,737 shares of common stock outstanding with a par value of $0.0001. Additionally, there were outstanding warrants to purchase 12,574,200 shares of common stock.
The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method, while AMCI was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of pre-combination Legacy LanzaTech issuing stock for the net assets of AMCI, accompanied by a recapitalization. The net assets of AMCI were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination Legacy LanzaTech. Reported shares and earnings per share available to holders of the Company’s common stock and preferred shares, prior to the Business Combination, have been retroactively restated to reflect the exchange ratio established in the Business Combination (approximately one pre-combination Legacy LanzaTech share to 4.3747 of the Company’s shares).
Upon closing of the Business Combination, the shareholders of AMCI, including AMCI founders, were issued 10,398,374 shares of common stock of the Company. In connection with the closing, holders of 8,351,626 shares of common stock of AMCI were redeemed at a price per share of approximately $10.16. In connection with the Closing, 18,500,000 shares of common stock of the Company were issued to PIPE investors. 15,500,000 of those shares were issued at a price per share of $10.00. The remaining 3,000,000 shares were issued upon conversion of the AM SAFE liability. The Company incurred $7,223 in transaction costs relating to the Business Combination and recorded those costs against additional paid-in capital in the condensed consolidated balance sheet.
The number of shares of Class A common stock issued and outstanding immediately following the consummation of the Business Combination and PIPE financing were:

	Shares	Percentage
Legacy LanzaTech shares	167,324,363	85.3%
Public stockholders	10,398,374	5.3%
PIPE shares	18,500,000	9.4%
Total	196,222,737	100%
The following table reconciles the elements of the Business Combination and PIPE financing to the condensed consolidated statement of cash flows:

Recapitalization
Cash - AMCI trust account[1]	$64,090
Cash - PIPE financing	155,000
Less: Transaction costs allocated to equity	(5,709)
Effect of the Business Combination and PIPE financing	$213,381
__________________
(1)The cash from the AMCI trust account is net of redemptions and the payment of pre-combination AMCI expenses.
The following table reconciles the elements of the Business Combination and PIPE financing to the change in additional paid-in capital on the condensed consolidated statement of changes in redeemable convertible preferred stock and shareholders’ equity / deficit:

Recapitalization
Cash - AMCI trust account	$64,090
Public Warrants and Private Placement Warrants recorded on the Closing Date	(4,624)
Cash - PIPE financing	155,000
Conversion of the AM SAFE	29,730
Transaction costs allocated to equity	(7,223)
$236,973
Less: par value of shares held by PIPE investors and public stockholders	(3)
Total additional paid-in capital from recapitalization	$236,970